Income Taxes - Schedule of Deferred Taxes Expense (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Income Tax [Abstract]
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods		$ (114,226)
Origination and reversal of temporary differences	$ (5,016,319)	(1,772,883)
Change in unrecognized deductible temporary differences	5,186,330	2,179,740
Deferred tax expense	$ 170,011	$ 292,631